DEBT INSTRUMENTS AT AMORTIZED COST (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 6,157,000	R$ 5,145,266
Transferred to Stage 1	(6,710)	(21,751)
Transferred to Stage 2	(73,456)	(1,681)
Transferred to Stage 3	(124,431)	(56,149)
Transfer from Stage 1	117,273	22,498
Transfer from Stage 2	22,270	54,580
Transfer from Stage 3	65,054	2,503
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	(2,592,508)	1,011,734
Ending balance	3,564,492	6,157,000
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	703,833	370,902
Transferred to Stage 1
Transferred to Stage 2	(13,372)	(1,291)
Transferred to Stage 3	(103,901)	(21,207)
Transfer from Stage 1
Transfer from Stage 2	1,740	19,638
Transfer from Stage 3	4,970	2,113
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	32,296	333,678
Ending balance	625,566	703,833
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	50,111	186,825
Transferred to Stage 1	(1,740)	(19,638)
Transferred to Stage 2
Transferred to Stage 3	(20,530)	(34,942)
Transfer from Stage 1	13,372	1,291
Transfer from Stage 2
Transfer from Stage 3	60,084	390
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	150,206	(83,815)
Ending balance	251,503	50,111
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,403,056	4,587,539
Transferred to Stage 1	(4,970)	(2,113)
Transferred to Stage 2	(60,084)	(390)
Transferred to Stage 3
Transfer from Stage 1	103,901	21,207
Transfer from Stage 2	20,530	34,942
Transfer from Stage 3
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	(2,775,010)	761,871
Ending balance	R$ 2,687,423	R$ 5,403,056